INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
Income Taxes Tables Abstract
Schedule of reconciliation of the provision (benefit)

The following is a reconciliation of the provision (benefit) for income taxes to the amount compiled by applying the statutory federal income tax rate to profit (loss) before income taxes is as follows for the years ended September 30, 2018 and 2017.

	2018	2017
Federal income tax (benefit) at statutory rates	24.25%	34.0%
Stock-based compensation	(0.22)%	(3.46)%
Rate change	(81.08)%	—
Change in valuation allowance	58.95%	(29.29)%
True-ups and other adjustments	(0.09)%	(1.27)%
State tax benefit	(1.82)%	(0.02)%
Total	(0.02)%	(0.04)%

Schedule of provision (benefit) for income taxes

The provision for income taxes consisted of the following for the years ended September 30, 2018 and 2017:

	2018	2017
Current:
Federal:	$—	$—
State:	1,900	2,600
Deferred:
Federal:	129,700	2,082,900
State:	(246,500)	(840,600)
Change in valuation allowance	(116,800)	(1,242,300)
Total	1,900	2,600

	2018	2017
Current:
Federal:	$—	$—
State:	1,900	2,600
Total current	1,900	2,600
Deferred:
Federal:	(5,819,600)	2,082,900
State:	(246,500)	(840,600)
Total deferred	(6,066,100)	1,242,300
Change in valuation allowance	6,066,100	(1,242,300)
Total	$1,900	$2,600

Schedule of deferred taxes

Temporary differences between the financial statement carrying amounts and bases of assets and liabilities that give rise to significant portions of deferred taxes relate to the following at September 30, 2018 and 2017:

	2018	2017
Deferred income tax assets:
Net operating loss carryforward	$13,921,773	$19,024,793
Deferred interest, consulting and compensation liabilities	2,850,840	3,850,567
Deferred income tax assets – other	155,517	118,793
	16,928,130	22,994,153
Deferred income tax liabilities—other	—	—
Deferred income tax asset—net before valuation allowance	16,928,130	22,994,153
Valuation allowance	(16,928,130)	(22,994,153)
Deferred income tax asset—net	$—	$—